Exhibit 99.1

World Omni Auto Receivables Trust 2013-A
Monthly Servicer Certificate
September 30, 2016

Dates Covered
Collections Period	09/01/16 - 09/30/16
Interest Accrual Period	09/15/16 - 10/16/16
30/360 Days	30
Actual/360 Days	32
Distribution Date	10/17/16

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/16	131,004,036.53	14,644
Yield Supplement Overcollateralization Amount 08/31/16	751,312.14	0
Receivables Balance 08/31/16	131,755,348.67	14,644
Principal Payments	8,237,700.59	322
Defaulted Receivables	191,014.04	13
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/16	662,596.31	0
Pool Balance at 09/30/16	122,664,037.73	14,309

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	940,556,049.13	54,027

Pool Factor	13.11%

Prepayment ABS Speed	1.18%

Overcollateralization Target Amount	9,246,969.57
Actual Overcollateralization	9,246,969.57

Weighted Average APR	3.67%
Weighted Average APR, Yield Adjusted	4.39%
Weighted Average Remaining Term	25.20

Delinquent Receivables:
Past Due 31-60 days	2,958,494.35	238
Past Due 61-90 days	726,309.19	65
Past Due 91-120 days	89,725.43	9
Past Due 121+ days	0.00	0
Total	3,774,528.97	312

Total 31+ Delinquent as % Ending Pool Balance	3.08%

Recoveries	145,191.14

Aggregate Net Losses/(Gains) - September 2016	45,822.90

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.42%
Prior Net Losses Ratio	0.36%
Second Prior Net Losses Ratio	-0.09%
Third Prior Net Losses Ratio	0.73%
Four Month Average	0.36%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.17%

Flow of Funds	$ Amount

Collections	8,790,936.31
Advances	(3,178.21)
Investment Earnings on Cash Accounts	2,753.38
Servicing Fee	(109,796.12)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	8,680,715.36

Distributions of Available Funds
(1) Class A Interest	73,022.39
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	17,851.18
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	8,339,998.80
(7) Distribution to Certificateholders	249,842.99
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	8,680,715.36

Servicing Fee	109,796.12
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	884,934,000.00
Original Class B	18,957,000.00

Total Class A & B
Note Balance @ 09/15/16	121,757,066.96
Principal Paid	8,339,998.80
Note Balance @ 10/17/16	113,417,068.16

Class A-1
Note Balance @ 09/15/16	0.00
Principal Paid	0.00
Note Balance @ 10/17/16	0.00
Note Factor @ 10/17/16	0.0000000%

Class A-2
Note Balance @ 09/15/16	0.00
Principal Paid	0.00
Note Balance @ 10/17/16	0.00
Note Factor @ 10/17/16	0.0000000%

Class A-3
Note Balance @ 09/15/16	7,866,066.96
Principal Paid	7,866,066.96
Note Balance @ 10/17/16	0.00
Note Factor @ 10/17/16	0.0000000%

Class A-4
Note Balance @ 09/15/16	94,934,000.00
Principal Paid	473,931.84
Note Balance @ 10/17/16	94,460,068.16
Note Factor @ 10/17/16	99.5007776%

Class B
Note Balance @ 09/15/16	18,957,000.00
Principal Paid	0.00
Note Balance @ 10/17/16	18,957,000.00
Note Factor @ 10/17/16	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	90,873.57
Total Principal Paid	8,339,998.80
Total Paid	8,430,872.37

Class A-1
Coupon	0.23000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.43000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.64000%
Interest Paid	4,195.24
Principal Paid	7,866,066.96
Total Paid to A-3 Holders	7,870,262.20

Class A-4
Coupon	0.87000%
Interest Paid	68,827.15
Principal Paid	473,931.84
Total Paid to A-4 Holders	542,758.99

Class B
Coupon	1.13000%
Interest Paid	17,851.18
Principal Paid	0.00
Total Paid to B Holders	17,851.18

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.1005360
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	9.2267749
Total Distribution Amount	9.3273109

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0155379
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	29.1335813
Total A-3 Distribution Amount	29.1491192

A-4 Interest Distribution Amount	0.7250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	4.9922245
Total A-4 Distribution Amount	5.7172245

B Interest Distribution Amount	0.9416669
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.9416669

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 08/31/16	32,174.66
Balance as of 09/30/16	28,996.45
Change	(3,178.21)

Reserve Account
Balance as of 09/15/16	2,311,742.39
Investment Earnings	603.27
Investment Earnings Paid	(603.27)
Deposit/(Withdrawal)	-
Balance as of 10/17/16	2,311,742.39
Change	-

Required Reserve Amount	2,311,742.39